Loan Payable Disclosure	12 Months Ended
Dec. 31, 2017
Notes
Loan Payable Disclosure

7. Loan Payable

As at December 31, 2017, the Company owed $153,198 (CAD$192,187) (2016 - $129,952 (CAD$174,487)) to a related company and an unrelated party, which are non-interest bearing, unsecured, and due on demand.